Note 2 - Significant Accounting Policies (Details)		12 Months Ended				15 Months Ended
	Dec. 31, 2011 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013	Dec. 31, 2015 USD ($)	Mar. 15, 2010 CNY (¥)
Note 2 - Significant Accounting Policies (Details) [Line Items]
Foreign Currency Exchange Rate, Translation		6.4778					6.4778
Cash, Cash Equivalents, and Short-term Investments		¥ 96,654,067		¥ 64,558,916			$ 14,920,817
Trade Receivables		54,665,671		¥ 40,889,759			8,438,925
Number of Major Customers				0
Equity Method Investment, Ownership Percentage								15.00%
Equity Method Investment, Aggregate Cost								¥ 240,000
Equity Method Investment, Other than Temporary Impairment	¥ 240,000
Value Added Tax Refund Revenue		7,000,000	$ 1,100,000	¥ 10,000,000	¥ 9,000,000
Revenues		225,010,796	34,735,682	219,453,707	197,932,799
Advertising Expense		¥ 2,000	$ 308	100,547	¥ 274,326
General Reserve Fund, Percentage		10.00%	10.00%
Statutory Reserve Fund, Percentage					10.00%
Point Beyond Which Statutory Reserve Fund Appropriations Are Discretionary					50.00%
Statutory Reserve Fund, Amount		¥ 539,685	$ 83,313	1,005,633	¥ 1,654,617
General Reserve Fund, Balance		9,114,319		8,574,634			$ 1,407,008
Dividends		¥ 0		¥ 0	¥ 0
Earliest Tax Year [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Open Tax Year		2011	2011
Latest Tax Year [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Open Tax Year		2015	2015
CHINA
Note 2 - Significant Accounting Policies (Details) [Line Items]
Cash, Uninsured Amount, Held in Financial Institutions, Percentage		94.10%					94.10%
Term Deposits		¥ 10,000,000					$ 1,543,734
International Institutions Outside of the PRC [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Cash, Uninsured Amount, Held in Financial Institutions, Percentage		5.90%					5.90%
State Administration of Taxation, China [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Value Added Tax Rate, Products						17.00%
Value Added Tax Rate, Services						6.00%
Value Added Tax Refund Rate on Self-Developed Software Sales						14.00%
Customer Concentration Risk [Member] | Ten Percent of Accounts Receivable Customer [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Trade Receivables		¥ 6,600,000					$ 1,000,000
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Ten Percent of Accounts Receivable Customer [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage		10.00%	10.00%
Number of Major Customers				0
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Thirteen Percent of Revenue Customer [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage		13.00%	13.00%
Revenues		¥ 30,100,000	$ 4,600,000